Intangible Assets - Additional Information (Details) - P3 Health Partners Inc. - USD ($) $ in Millions		6 Months Ended
	Dec. 03, 2021	Jun. 30, 2022	Dec. 31, 2021
Anticipated amortization of intangible assets
2022		$ 84.0
2023		84.0	$ 84.6
2024		84.0	84.6
2025		84.0	84.1
2026		$ 84.0	$ 84.1
Useful life of intangible assets (in years)	10 years	9 years 4 months 24 days